Adjusting Items Included In Profit From Operation	6 Months Ended
Jun. 30, 2018
Revenue [Abstract]
Adjusting Items Included In Profit From Operations

Notes to the Interim Financial Statements

ADJUSTING ITEMS INCLUDED IN PROFIT FROM OPERATIONS

Adjusting items are significant items in the profit from operations that individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance. These items are separately disclosed in the segmental analyses.

(a) Restructuring and integration costs

Restructuring costs reflect the costs incurred as a result of initiatives to improve the effectiveness and the efficiency of the Group as a globally integrated enterprise, including the relevant operating costs of implementing the new operating model. These costs represent additional expenses incurred that are not related to the normal business and day-to-day activities. The new operating model includes revised organisation structures, standardised processes and shared back office services underpinned by a global single instance of SAP. These initiatives also include a review of the Group’s manufacturing operations, supply chain, overheads and indirect costs, organisational structure and systems and software used.  The costs of these initiatives, together with the costs of integrating acquired businesses into existing operations, including acquisition costs, are included in profit from operations under the following headings:

	6 months to		Year to
	30.6.18	30.6.17	31.12.17
	£m	£m	£m

Employee benefit costs	36	50	193
Depreciation and impairment costs	27	6	85
Other operating expenses	42	77	330
Other operating income	(6)	-	(8)
Total	99	133	600

The adjusting charge in the six-months ended 30 June 2018 relates to the integration costs associated with the acquisition of RAI and ongoing costs of implementing the revisions to the Group’s operating model. This includes the cost of packages in respect of permanent headcount reductions and permanent employee benefit reductions in the Group. The costs also cover the downsizing activities in Germany, partially offset by the income from sale of certain assets that have become available as part of the downsizing activities.

Restructuring and integration costs in the six months to 30 June 2017 include advisor fees and costs incurred related to the acquisition of the remaining shares in Reynolds not already owned by the Group, that completed on 25 July 2017. It also includes the implementation of a new operating model and the cost of packages in respect of permanent headcount reductions and permanent employee benefit reductions in the Group. The costs also cover the downsizing activities in Germany.

(b) Amortisation and impairment of trademarks and similar intangibles

The acquisition of trademarks from RAI, Bulgartabac Holdings and previous business combinations, including TDR, Chic and ST, have resulted in the capitalisation of trademarks and similar intangibles that are amortised over their expected useful lives, which do not exceed 20 years. The charge of £189 million is included in depreciation, amortisation and impairment costs in the profit from operations for the six months to 30 June 2018 (30 June 2017: £134 million).  For the year to 31 December 2017, the charge was £383 million.

Notes to the Interim Financial Statements

Adjusting items included in profit from operations cont…

(c) Fox River

In 2011, a Group subsidiary provided £274 million in respect of claims in relation to environmental clean-up costs of the Fox River. On 30 September 2014, a Group subsidiary, NCR, Appvion and Windward Prospects entered into a Funding Agreement with regard to the costs for the clean-up of Fox River. Based on this Funding Agreement, in the six months to 30 June 2018, £9 million has been paid (30 June 2017: £2 million, 31 December 2017: £25 million).

In January 2017, NCR and Appvion entered into a consent decree with the US Government to resolve how the remaining clean-up will be funded and to resolve further outstanding claims between them. The Consent Decree was approved by the District Court of Wisconsin in August 2017.  The US Government enforcement action against NCR was terminated as a result of that order and contribution claims from the Potentially Responsible Parties (“PRPs”) against NCR were dismissed.  One of the PRPs, P.H. Glatfelter has filed an appeal against the approval of the Consent Decree in the US Court of Appeals.  This hearing will be heard in late 2018. Considering these developments, the provision has been reviewed. No adjustment has been proposed, other than as related to the charge above, with the provision standing at £129 million at 30 June 2018 (30 June 2017: £161 million, 31 December 2017: £138 million).

In July 2016, the High Court ruled in a Group subsidiary’s favour that a dividend of €135 million paid by Windward to Sequana in May 2009 was a transaction made with the intention of putting assets beyond the reach of the Group subsidiary and of negatively impacting its interests. On 10 February 2017, further to a hearing in January 2017 to determine the relief due, the Court found in the Group subsidiary’s favour, ordering that Sequana must pay an amount up to the full value of the dividend plus interest which equates to around US$185 million, related to past and future clean-up costs. The Court granted all parties leave to appeal and Sequana a stay in respect of the above payments. The appeal was heard in June 2018 with a judgment expected by the end of 2018. Due to the uncertain outcome of the case no asset has been recognised in relation to this ruling. In February 2017, Sequana entered into a process in France seeking court protection (the “Sauvegarde”), exiting the Sauvegarde in June 2017. No payments have been received.

(d) Other

In the six months ended June 2018, the Group incurred £92 million of other adjusting items, including £77 million related to Engle progeny litigation offset by credits related to the Non-Participating Manufacturers settlement, which have been adjusted within “other operating expenses”.

In the year ended 31 December 2017, the release of the fair value acquisition accounting adjustments to finished goods inventories of £465 million has been adjusted within “changes in inventories of finished goods and work in progress”.

Also included in 2017 is the impairment of certain assets (£69 million) related to a third-party distributor (Agrokor) in Croatia, that has been adjusted within “other operating expenses”.

ADJUSTING ITEMS INCLUDED IN NET FINANCING COSTS

In the six months ended 30 June 2018, the Group incurred interest on adjusting tax payables of £35 million, including interest of £12 million (2017: £12 million) in relation to FII GLO, as described on page 41, and a £22 million charge in respect of withholding tax in Russia as explained on page 31.

Notes to the Interim Financial Statements

ADJUSTING ITEMS INCLUDED IN SHARE OF POST-TAX RESULTS OF ASSOCIATES AND JOINT VENTURES

The following is a summary of the adjusting items incurred in respect of the Group’s associates and joint ventures, shown reflecting the Group’s share of post-tax results:

	6 months to		Year to
	30.6.18	30.6.17	31.12.17
	£m	£m	£m

Gain on deemed disposal of RAI as an associate	-	-	23,288
Costs incurred by RAI related to its acquisition by BAT	-	-	(33)
Other adjusting items incurred by RAI pre-acquisition	-	(12)	(60)
Tisak/Agrokor adjustment	-	-	(27)
Reversal of tax claim in ITC	10	-	-
Dilution of interest in ITC	27	34	29
Total	37	22	23,197

The Group’s interest in ITC decreased from 29.71% to 29.66% as a result of ITC issuing ordinary shares under the company’s Employees Share Option Scheme.  The issue of these shares and change in the Group’s share of ITC resulted in a gain of £27 million, which is treated as a deemed partial disposal and included in the income statement. ITC also recognised an adjusting gain related to the release of certain provisions related to a tax claim, the Group’s share of which, net of tax, was £10 million.

The share of post-tax results of associates and joint ventures is after the adjusting items shown above which are excluded from the calculation of adjusted earnings per share as set out on page 36.

ADJUSTING ITEMS INCLUDED IN TAXATION

Adjusting items relate to a:

•	£69 million charge due to changes in the US State tax rates in the period, relating to the revaluation of deferred tax liabilities arising on trademarks recognised on the RAI acquisition in 2017; and
•

£77 million charge related to recent guidelines issued in Russia where higher withholding taxes could apply from 2015 onwards. A provision for the associate tax change and £22 million of interest has been recognised in the period for 2015 through to 2017.

As both of the above items are not reflective of the ongoing business, these have been recognised as adjusting items within tax. This is partially offset by £71 million for the six months to 30 June 2018 (30 June 2017: £48 million, 31 December 2017: £454 million) in respect of the tax on other adjusting items, as described on pages 29 and 30.